PENSION AND OTHER POSTRETIREMENT BENEFITS - Pre-tax Amount Recognized in Other Comprehensive Loss (Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
U.S.
Defined Benefit Plans
Net actuarial loss (gain)	$ 39.1	$ 21.1	$ 135.6
Amortization of unrecognized net actuarial loss	(19.0)	(20.0)	(16.2)
Amortization of unrecognized prior service (cost) credit	(1.2)	(1.2)	(1.2)
Settlements	(41.4)		(0.6)
Net amount recognized in other comprehensive (income) loss	(22.5)	(0.1)	117.6
Int'l
Defined Benefit Plans
Net actuarial loss (gain)	48.9	11.3	51.3
Prior service cost (credit)	(0.6)	(0.7)	(7.3)
Amortization of unrecognized net actuarial loss	(7.0)	(9.4)	(5.2)
Amortization of unrecognized prior service (cost) credit	0.4	0.3	(0.4)
Net transition obligation	(0.1)
Curtailments		0.2	(0.6)
Settlements		(4.3)	(0.4)
Net amount recognized in other comprehensive (income) loss	41.6	(2.6)	37.4
U.S. Postretirement Health Benefits
Defined Benefit Plans
Net actuarial loss (gain)	(0.2)	(1.4)	0.3
Amortization of unrecognized net actuarial loss	(1.7)	(2.2)	(2.8)
Amortization of unrecognized prior service (cost) credit	3.2	3.3	3.3
Net amount recognized in other comprehensive (income) loss	$ 1.3	$ (0.3)	$ 0.8